Freight Costs (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Freight costs	$ 30,660	¥ 200,056	¥ 252,010	¥ 278,834
Cargo and Freight [Member]
Freight costs	591	3,855	3,380	1,729
Shipping and Handling [Member]
Freight costs	$ 1,578	¥ 10,296	¥ 8,705	¥ 8,441